                                      1933 Act File No. 33-48847
                                      1940 Act File No. 811-07021

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
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   Pre-Effective Amendment No.       ..................
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   Post-Effective Amendment No.  21  ..................               X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
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   Amendment No.  22  .................................               X
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                    FEDERATED INVESTMENT SERIES FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)
                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

  __  immediately upon filing pursuant to paragraph (b)
      on January 28, 2002 pursuant to paragraph (b)
      60 days after filing pursuant to paragraph (a) (i)
      on ________________  pursuant to paragraph (a) (i).
      75 days after filing pursuant to paragraph (a)(ii)
      on                   pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

            Matthew G. Maloney, Esquire
            Dickstein Shapiro Morin & Oshinsky LLP
            2101 L Street, N.W.
            Washington, D.C.  20037

[Logo of Federated]

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

PROSPECTUS

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January 31, 2002

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CLASS F SHARES

A mutual fund seeking to provided a level of current income as is consistent with the preservation of capital by investing primarily in a professional managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What do Shares Cost?	9
How is the Fund Sold?	12
How to Purchase Shares	12
How to Redeem and Exchange Shares	14
Account and Share Information	17
Who Manages the Fund?	18
Financial Information	19
Independent Auditors' Report	39

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Class F Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class F Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class F Shares highest quarterly return was 6.98% (quarter ended March 31, 1993). Its lowest quarterly return was (3.29)% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Class F Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2001. The table shows the Fund's Class F Shares total returns averaged over a period of years relative to the Lehman Brother Corporate Bond Index (LBCB), which is a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB), an average of funds with similar investment objectives. The LBCB is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investor Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA Inc. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to inve st directly in an index.

Calendar Period	Fund	LBCB	LCDBBB
1 Year	5.24%	10.40%	7.41%
5 Years	4.96%	7.22%	5.91%
10 Years	7.72%	7.68%	7.26%

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class F Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.23%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.

Total Waivers of Fund Expenses	0.14%
Total Actual Annual Fund Operating Expenses (after waivers)	1.09%

2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.63% for the fiscal year ended November 30, 2001.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class F Shares (after the voluntary waiver) was 0.23% for the fiscal year ended November 30, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class F Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class F Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Class F:
Expenses assuming redemption	$324	$586	$769	$1,574
Expenses assuming no redemption	$224	$486	$769	$1,574

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What are the Fund's Investment Strategies?

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Under normal market conditions, the Fund invests primarily in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities and U.S. government obligations. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organizations (NRSROs), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of corporate debt securities, when available, while attempting to limit the associated credit risks. The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Fund may invest up to 35% of its portfolio in non-investment grade fixed income securities, which are rated BB or lower by an NRSRO. The non-investment grade securities in which the Fund invests generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest in non-investment grade securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser.

The Adviser may invest a portion of the Fund's assets in corporate debt securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.

The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

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Because the Fund refers to fixed-income securities in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income securities.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Substantially all of the Fund's foreign securities are denominated in U.S. dollars.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings

Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by NRSROs, and may include unrated securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a NRSRO or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investor Service have speculative characteristics.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class F	$1,500/$100	1.00%	1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

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3 See "Sales Charge When You Redeem."

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SALES CHARGE WHEN YOU PURCHASE

Class F Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

If your investment qualifies for an elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
    by you, your spouse, and your children under age 21; or
    of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;

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  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class F Shares
Purchase Amount	Shares Held	CDSC
Up to $2 Million	4 years or less	1.00%
$2 - $5 Million	2 years or less	0.50%
$5 Million or More	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or

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  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers four share classes: Class A, Class B, Class C and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class F Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

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When the Distributor receives sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino


Joseph M. Balestrino has been the Fund's Portfolio Manager since June 1992. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since June 1992. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout each period)

Reference is made to the Independent Auditors' Report on page 39.

	Year Ended 11/30/2001	Period Ended 11/30/2000	Year Ended October 31,
		[1]	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$ 8.57	$ 8.67	$ 9.12	$ 9.83	$10.02	$ 9.72
Income From Investment Operations:
Net investment income	0.66	0.06	0.70	0.67	0.69	0.72
Net realized and unrealized gain (loss) on investments	0.20	(0.10)	(0.44)	(0.70)	(0.18)	0.28

TOTAL FROM INVESTMENT OPERATIONS	0.86	(0.04)	0.26	(0.03)	0.51	1.00

Less Distributions:
Distributions from net investment income	(0.68)	(0.06)	(0.71)	(0.68)	(0.70)	(0.70)

Net Asset Value, End of Period	$ 8.75	$ 8.57	$ 8.67	$ 9.12	$ 9.83	$10.02

Total Return[3]	10.30%	(0.46)%	2.92%	(0.35)%	5.12%	10.70%

Ratios to Average Net Assets:

Expenses	1.09%	1.08%[4]	1.08%	1.09%	1.08%	1.08%

Net investment income	7.48%	8.33%[4]	7.82%	7.02%	6.86%	7.27%

Expense waiver/reimbursement[5]	0.14%	0.18%[4]	0.15%	0.13%	0.12%	0.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$301,788	$306,621	$313,811	$375,902	$393,905	$325,531

Portfolio turnover	31%	2%	27%	30%	20%	55%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 2001

Principal Amount			Value
		CORPORATE BONDS--60.8%
		Aerospace & Defense--0.7%
$3,500,000		Boeing Capital Corp., 6.50%, 2/15/2012	$3,531,045
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,540,234

		Total	6,071,279

		Air Transportation--2.1%
241,303		Continental Airlines, Inc., Pass Thru Cert. (Series 1999-2C1), 7.73%, 3/15/2011	174,341
7,287,968		Continental Airlines, Inc., Pass Thru Cert. (Series 1997-4 B), 6.90%, 1/2/2017	6,555,964
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	3,180,000
1,000,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	1,002,760
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	2,482,200
2,407,956		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,497,050
227,202		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 9/1/2020	216,139
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,763,760
3,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,931,862

		Total	20,804,076

		Automotive--0.7%
4,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,122,408
2,100,000		General Motors Corp., MTN, 9.45%, 11/1/2011	2,514,015

		Total	6,636,423

		Banking--4.5%
4,750,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,784,960
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,793,580
5,500,000		Capital One Bank, Sr. Note, 6.875%, 2/1/2006	5,470,245
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,159,093
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	3,087,122
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,857,440
215,000		NationsBank Corp., Sr. Note, 6.125%, 7/15/2004	225,931
11,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	11,419,837
3,800,000	[1]	Swedbank, Sub. Note, 7.50%, 11/29/2049	4,017,387
140,000		Toyota Motor Credit Corp., Note, 5.625%, 11/13/2003	146,184

		Total	44,961,779

		Beverage & Tobacco--0.3%
2,535,000		Anheuser-Busch Cos., Inc., Note, 7.10%, 6/15/2007	2,693,057

Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & TV--1.5%
$4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	$4,822,425
3,450,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,576,339
6,250,000	[1]	Grupo Televisa SA, 8.00%, 9/13/2011	6,265,250

		Total	14,664,014

		Cable Television--3.0%
4,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	5,096,430
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,851,633
3,500,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	3,687,110
8,250,000	[1]	Univision Communications, Inc., 7.85%, 7/15/2011	8,684,940

		Total	30,320,113

		Chemicals & Plastics--0.4%
6,250,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	4,433,206

		Consumer Products--0.5%
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,050,318

		Ecological Services & Equipment--1.7%
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	612,174
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	7,983,585
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,603,670

		Total	17,199,429

		Education--1.2%
11,075,000		Boston University, MTN, 7.625%, 7/15/2097	11,496,625

		Finance -- Automotive--0.2%
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	301,053
1,900,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,880,316

		Total	2,181,369

		Finance -- Retail--0.6%
180,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	177,703
5,750,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	6,008,003

		Total	6,185,706

		Financial Intermediaries--3.0%
10,445,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	10,837,314
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	119,685
1,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	940,850
3,800,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,157,922
190,000		Goldman Sachs Group, Inc., Note (Series EMTN), 7.35%, 10/1/2009	204,717
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	193,741
2,425,000		Lehman Brothers Holdings, Inc., Note, 7.00%, 5/15/2003	2,545,134
7,000,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	7,463,470
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$425,000		Merrill Lynch & Co., Inc., Sr. Note, 7.15%, 7/30/2012	$435,523
3,260,389	[1]	World Financial, Pass Thru Cert. (Series 96 WFP-B), 6.91%, 9/1/2013	3,380,763

		Total	30,279,119

		Financial Services--0.0%
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	127,974
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	228,560

		Total	356,534

		Food Products--0.1%
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	989,660

		Forest Products--1.2%
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,679,000
9,350,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	9,702,308

		Total	12,381,308

		Health Care--1.3%
300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	313,695
4,350,000		Guidant Corp., Note, 6.15%, 2/15/2006	4,426,168
3,000,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	3,278,250
4,750,000		UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	5,099,600

		Total	13,117,713

		Industrial Products & Equipment--0.4%
3,600,000		Tyco International Group, 6.375%, 10/15/2011	3,639,852

		Insurance--5.0%
450,000		American General Corp., Note, 7.75%, 4/1/2005	488,560
6,750,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	5,038,672
5,364,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	4,318,020
2,950,000		Delphi Financial Group, Inc. (Series A), 9.31%, 3/25/2027	2,266,868
10,350,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	10,800,742
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,011,770
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	26,980
200,000	[1]	Providian Cap I, Bank Guarantee, 9.525%, 2/1/2027	41,000
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,928,220
175,000		Royal & Sun Alliance Insurance Group PLC, Sub. Deb., 8.95%, 10/15/2029	183,335
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	552,247
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,030,020
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	5,846,542
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,021,811

		Total	49,554,787

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--2.6%
$11,550,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	$12,121,494
10,250,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022	10,883,040
2,606,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	2,621,532
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	93,619

		Total	25,719,685

		Metals & Mining--4.2%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	10,266,720
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,267,410
8,850,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	8,917,357
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	8,643,326
2,550,000		Santa Fe Pacific Gold, Sr. Deb., 8.375%, 7/1/2005	2,637,082

		Total	41,731,895

		Oil & Gas--5.0%
1,500,000		Conoco, Inc., 6.35%, 10/15/2011	1,526,850
4,200,000	[1]	EOG Company of Canada, Company Guarantee, 7.00%, 12/1/2011	4,211,130
3,150,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	3,100,829
450,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	454,545
10,850,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	11,220,202
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	213,503
1,500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	1,534,830
3,900,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	4,171,440
220,000		Petro-Canada, Inc., Deb., 7.00%, 11/15/2028	214,267
8,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	10,057,513
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,791,500
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,667,650
1,750,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	1,758,750
5,000,000	[1]	WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	5,146,400
5,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	775,000

		Total	49,844,409

		Printing & Publishing--1.4%
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	4,535,429
9,520,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	9,844,537

		Total	14,379,966

		Rail Industry--0.7%
2,993,206		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,289,204
350,000		Canadian Pacific RR, 6.25%, 10/15/2011	346,363
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,209,913

		Total	6,845,480

Principal Amount			Value
		CORPORATE BONDS--continued
		Real Estate--2.9%
$4,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	$4,246,720
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	188,058
8,250,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	8,800,358
3,250,000		SUSA Partnership, Note, 8.20%, 6/1/2017	3,239,113
5,300,000		SUSA Partnership, Deb., 7.50%, 12/1/2027	4,859,199
7,400,000		Sun Communities, Inc., MTN, 6.77%, 5/16/2005	7,520,250

		Total	28,853,698

		Retailers--3.5%
5,790,000		CVS Corp., Note, 5.625%, 3/15/2006	5,840,257
2,150,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	2,368,290
3,500,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	3,644,655
5,065,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	6,158,331
1,650,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,650,000
10,497,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	6,980,505
5,340,000		TJX Cos., Inc., Note, 7.45%, 12/15/2009	5,552,532
3,150,000		Target Corp., 5.40%, 10/1/2008	3,141,149

		Total	35,335,719

		Sovereign--0.9%
4,565,000		Colombia, Republic of, Note, 7.25%, 2/15/2003	4,701,950
145,000		Manitoba, Province of, Deb., 6.75%, 3/1/2003	152,104
3,500,000		Sweden, Kingdom of, Deb., 10.25%, 11/1/2015	4,490,675

		Total	9,344,729
		Supranational--0.6%
5,350,000		Corporacion Andina De Fomento, Bond, 7.375%, 1/18/2011	5,548,324

		Technology Services--1.4%
3,750,000		Adaptec, Inc., Sub. Conv. Bond, 4.75%, 2/1/2004	3,485,138
4,437,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,268,394
6,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	6,180,000

		Total	13,933,532

		Telecommunications & Cellular--5.0%
1,850,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	1,992,006
8,400,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	8,974,392
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	4,521,320
4,800,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,969,104
2,150,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	1,892,000
1,350,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	1,406,984
6,500,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	4,696,250
1,300,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	937,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$3,125,000		Qwest Capital Funding, Bond, 7.75%, 2/15/2031	$3,110,469
1,400,000		Telecom de Puerto Rico, Company Guarantee, 6.15%, 5/15/2002	1,419,040
7,690,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	7,880,020
7,750,000		WorldCom, Inc., Note, 7.50%, 5/15/2011	7,949,098

		Total	49,748,308

		Utilities--4.2%
5,700,000		Arizona Public Service Co., 6.375%, 10/15/2011	5,642,601
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	60,337
250,000		CMS Energy Corp., Sr. Note, 8.375%, 7/1/2003	254,201
3,750,000	[1]	DPL, Inc., Note, 6.875%, 9/1/2011	3,752,775
7,650,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	7,831,688
5,150,000		Enersis SA, Note, 7.40%, 12/1/2016	4,708,748
1,300,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,282,814
4,700,000		FirstEnergy Corp., 7.375%, 11/15/2031	4,586,589
1,450,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	1,536,928
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,068,415
100,000		NRG Energy, Inc., Bond, 8.00%, 11/1/2003	103,426
2,000,000	[1]	PSEG Power LLC, Sr. Note, 7.75%, 4/15/2011	2,156,540
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	2,405,025
2,350,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	2,513,090

		Total	41,903,177

		Total Corporate Bonds (identified cost $614,624,754)	606,205,289

		GOVERNMENT AGENCIES--0.4%
531,446		Federal Home Loan Mortgage Corp., 6.00%, 4/1/2011 -- 4/1/2029	534,651
200,905		Federal Home Loan Mortgage Corp., 6.50%, 5/1/2029	203,794
836,885		Federal National Mortgage Association, 6.50%, 5/1/2013 -- 3/1/2029	852,376
480,171		Federal National Mortgage Association, 7.00%, 5/1/2028 -- 8/1/2028	495,344
958,348		Federal National Mortgage Association, 7.50%, 4/16/2007 - 4/1/2028	982,099
92,800		Federal National Mortgage Association, 9.00%, 6/1/2017	101,587
212,775		Government National Mortgage Association, 7.00%, 12/15/2023 - 8/15/2028	220,662
126,942		Government National Mortgage Association, 7.50%, 12/15/2027	132,654
203,937		Government National Mortgage Association, 8.00%, 12/15/2023	217,129
91,497		Government National Mortgage Association, 9.00%, 11/15/2017	100,590
		Total Government Agencies (identified cost $3,763,479)	3,840,886
Principal Amount or Shares			Value
		MUNICIPAL SECURITIES--4.5%
$5,630,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds (Series 1997), 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	$5,901,760
3,000,000		Harvard University, MA, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,442,170
6,050,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA INS), 11/1/2018	6,447,546
3,090,000		McKeesport, PA, Taxable GO (Series 1997B), 7.30% Bonds (MBIA INS), 3/1/2020	3,210,108
3,000,000		Miami Fl, Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	3,060,960
4,940,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN), 1/1/2022	5,182,900
4,675,000		Pittsburgh, PA, Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	5,018,753
2,635,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (FSA INS), 9/1/2014	2,947,854
2,200,000		Southeastern, PA, Transportation Authority, (Series B), 8.75% Bonds (CGIC INS), 3/1/2020	2,446,136
4,200,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% (FSA INS), 1/1/2026	4,467,456
2,080,000		Tampa, FL, Sports Authority, 8.02% Bonds (MBIA INS), 10/1/2026	2,405,749

		Total municipal securities (identified cost $42,593,157)	44,531,392

		PREFERRED STOCKS--2.7%
		Financial Intermediaries--1.3%
142,000		Citigroup, Inc., Cumulative Pfd., $3.18	6,993,500
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84	5,655,000

		Total	12,648,500

		Real Estate--1.1%
8,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock (Series A), 8.625%	6,967,504
80,000		Prologis Trust, Cumulative Pfd.	3,995,000

		Total	10,962,504

		Telecommunications & Cellular--0.3%
1,315		Global Crossing Holdings Ltd., PIK Pfd., 10.50%	4,603
23,658		TCI Communications, Cumulative Pfd., $2.43	603,042
3,872		TCI Communications, Corp., Pfd.	96,606
110,000		TCI Communications, Corp., Pfd., $2.50	2,794,000

		Total	3,498,251

		Total Preferred Stocks (identified cost $27,731,243)	27,109,255

		ASSET-BACKED SECURITIES--2.2%
		Financial Intermediaries--0.5%
$1,000,000		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	957,697
3,850,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	3,947,338

		Total	4,905,035

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--continued
		Structured Product (ABS)--1.6%
$8,281,849	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$8,600,203
1,079,438	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	971,494
4,876,891	[1]	Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	4,870,795
1,000,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	1,040,880

		Total	15,483,372

		Whole Loan--0.1%
1,839,249	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 7.207%, 1/20/2035	1,451,277

		Total Asset-Backed Securities (identified cost $21,770,050)	21,839,684

		WARRANTS--0.0%
		Insurance--0.0%
10,585	[2]	Arcadia Financial Ltd., Warrants, 3/15/2007	106

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
$325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030 (identified cost $329,321)	340,004

		U.S. Treasury OBLIGATIONS--4.1%
500,000		United States Treasury Bond, 6.125%, 11/15/2027	541,085
22,000,000		United States Treasury Bond, 7.25%, 5/15/2016	26,011,480
160,000		United States Treasury Bond, 7.50%, 11/15/2016	193,642
135,000		United States Treasury Bond, 7.625%, 2/15/2025	171,092
130,000		United States Treasury Bond, 8.125%, 8/15/2019	168,016
9,300,200		United States Treasury Note, 3.50%, 1/15/2011	9,367,812
2,500,000		United States Treasury Note, 5.00%, 8/15/2011	2,549,125
2,000,000		United States Treasury Note, 5.75%, 11/15/2005	2,138,260

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $42,357,463)	41,140,512

		MUTUAL FUNDS--23.3%
1,294,272		Prime Value Obligations Fund, Class IS	1,294,272
34,988,832		The High Yield Bond Portfolio	230,926,296

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $304,382,736)	232,220,568

		TOTAL INVESTMENTS (IDENTIFIED COST $1,057,552,203)[3]	$977,227,696

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2001, these securities amounted to $112,255,465 which represents 11.3% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $1,058,876,351. The net unrealized depreciation of investments on a federal tax basis amounts to $81,648,655 which is comprised of $20,925,348 appreciation and $102,574,003 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($997,370,976) at November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
EMTN	--European Medium Term Note
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $1,057,552,203)		$977,227,696
Income receivable		13,682,131
Receivable for investments sold		11,722,123
Receivable for shares sold		3,114,137

TOTAL ASSETS		1,005,746,087

Liabilities:
Payable for investments purchased	$4,160,941
Payable for shares redeemed	1,321,069
Payable to bank	74,866
Income distribution payable	2,146,531
Accrued expenses	671,704

TOTAL LIABILITIES		8,375,111

Net assets for 114,131,564 shares outstanding		$997,370,976

Net Assets Consist of:
Paid in capital		$1,127,313,686
Net unrealized depreciation of investments		(80,324,507)
Accumulated net realized loss on investments		(44,461,674)
Distributions in excess of net investment income		(5,156,529)

TOTAL NET ASSETS		$997,370,976

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($232,594,158 ÷ 26,674,423 shares outstanding)		$8.72

Offering price per share (100/95.50 of $8.72)[1]		$9.13

Redemption proceeds per share		$8.72

Class B Shares:
Net asset value per share ($380,016,123 ÷ 43,475,576 shares outstanding)		$8.74

Offering price per share		$8.74

Redemption proceeds per share (94.50/100 of $8.74)[1]		$8.26

Class C Shares:
Net asset value per share ($82,973,177 ÷ 9,491,022 shares outstanding)		$8.74

Offering price per share		$8.74

Redemption proceeds per share (99.00/100 of $8.74)[1]		$8.65

Class F Shares:
Net asset value per share ($301,787,518 ÷ 34,490,543 shares outstanding)		$8.75

Offering price per share (100/99.00 of $8.75)[1]		$8.84

Redemption proceeds per share (99.00/100 of $8.75)[1]		$8.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 2001

Investment Income:
Dividends			$25,002,280
Interest			56,971,641

TOTAL INCOME			81,973,921

Expenses:
Investment adviser fee		$7,184,335
Administrative personnel and services fee		721,225
Custodian fees		55,237
Transfer and dividend disbursing agent fees and expenses		930,493
Directors'/Trustees' fees		18,011
Auditing fees		10,653
Legal fees		5,993
Portfolio accounting fees		163,901
Distribution services fee--Class B Shares		2,514,148
Distribution services fee--Class C Shares		608,157
Shareholder services fee--Class A Shares		590,671
Shareholder services fee--Class B Shares		838,049
Shareholder services fee--Class C Shares		202,719
Shareholder services fee--Class F Shares		763,339
Share registration costs		82,096
Printing and postage		63,596
Insurance premiums		2,409
Taxes		101,318
Miscellaneous		12,702

TOTAL EXPENSES		14,869,052

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,166,200)
Waiver of shareholder services fee--Class A Shares	(118,134)
Waiver of shareholder services fee--Class F Shares	(61,067)
Reimbursement of investment adviser fee	(488)

TOTAL WAIVERS AND REIMBURSEMENT		(1,345,889)

Net expenses			13,523,163

Net investment income			68,450,758

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			980,532
Net change in unrealized depreciation of investments			17,692,857

Net realized and unrealized gain on investments			18,673,389

Change in net assets resulting from operations			$87,124,147

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2001	Period Ended 11/30/2000 [1]	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,450,758	$5,885,413	$72,088,925
Net realized gain (loss) on investments	980,532	(2,159,872)	(28,468,308)
Realized capital gain distribution from other investment companies	--	--	402,776
Net change in unrealized appreciation/depreciation of investments	17,692,857	(7,866,784)	(20,455,175)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	87,124,147	(4,141,243)	23,568,218

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,302,457)	(1,521,482)	(18,213,767)
Class B Shares	(23,337,891)	(1,795,990)	(22,081,917)
Class C Shares	(5,599,655)	(473,639)	(5,775,501)
Class F Shares	(23,547,144)	(2,141,588)	(26,909,843)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(70,787,147)	(5,932,699)	(72,981,028)

Share Transactions:
Proceeds from sale of shares	464,737,660	28,407,073	320,720,829
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Bond Fund	--	--	10,447,036
Net asset value of shares issued to shareholders in payment of distributions declared	43,839,577	3,661,881	44,170,678
Cost of shares redeemed	(412,160,338)	(31,616,386)	(494,554,846)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,416,899	452,568	(119,216,303)

Change in net assets	112,753,899	(9,621,374)	(168,629,113)
Net Assets:
Beginning of period	884,617,077	894,238,451	1,062,867,564

End of period	$997,370,976	$884,617,077	$894,238,451

1 The Fund has changed its fiscal year-end from October 31 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2001

ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. (IAI) Bond Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI Bond Fund Net Assets Received	Unrealized Depreciation	[1]
1,181,791	$10,447,036	$(234,363)

Net Assets of the Fund Prior to Combination	Net Assets of IAI Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$919,212,235	$10,447,036	$929,659,271

1 Unrealized depreciation is included in the IAI Bond Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is availab le upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on long-term debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for expiration of capital loss carryforward. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid in Capital	Accumulated Net Realized Gain (Loss)
$(806,759)	$806,759

Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $43,137,527, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 430,964
2003	106,973
2004	434,628
2006	9,429,209
2007	30,734,912
2008	2,000,841

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At November 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,517,068	$180,497,578	1,976,609	$17,045,994	18,306,261	$161,210,452
Shares issued in connection with the tax-free acquisition of assets from the IAI Bond Fund	--	--	--	--	1,181,791	10,447,036
Shares issued to shareholders in payment of distributions declared	1,545,489	13,518,716	135,983	1,163,993	1,515,367	13,378,512
Shares redeemed	(20,761,140)	(182,080,637)	(1,722,415)	(14,822,613)	(23,372,485)	(206,305,364)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,301,417	$11,935,657	390,177	$3,387,374	(2,369,066)	$(21,269,364)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,696,182	$138,273,768	596,831	$5,130,228	5,765,966	$51,337,390
Shares issued to shareholders in payment of distributions declared	1,508,998	13,224,952	121,126	1,038,067	1,466,995	12,991,283
Shares redeemed	(7,201,916)	(63,347,733)	(544,287)	(4,693,596)	(11,755,832)	(104,778,196)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,003,264	$88,150,987	173,670	$1,474,699	(4,522,871)	$(40,449,523)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,175,586	$45,537,956	279,401	$2,412,683	3,389,978	$30,054,090
Shares issued to shareholders in payment of distributions declared	403,748	3,540,715	35,151	301,245	435,766	3,861,043
Shares redeemed	(4,753,422)	(41,778,479)	(399,751)	(3,441,649)	(5,264,380)	(46,845,912)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	825,912	$7,300,192	(85,199)	$(727,721)	(1,438,636)	$(12,930,779)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,379,685	$100,428,358	443,227	$3,818,168	8,769,638	$78,118,897
Shares issued to shareholders in payment of distributions declared	1,545,747	13,555,194	135,032	1,158,576	1,573,921	13,939,840
Shares redeemed	(14,205,715)	(124,953,489)	(1,003,871)	(8,658,528)	(15,353,085)	(136,625,374)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,280,283)	$(10,969,937)	(425,612)	$(3,681,784)	(5,009,526)	$(44,566,637)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,850,310	$96,416,899	53,036	$452,568	(13,340,099)	$(119,216,303)

1 The Fund has changed its fiscal year-end from October 31 to November 30.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the year ended November 30, 2001.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$285,960,093
Sales	$234,962,799

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001, were as follows:

Purchases	$90,418,706
Sales	$54,202,529

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED INVESTMENT SERIES FUNDS, INC. AND SHAREHOLDERS OF FEDERATED BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund (the "Fund") (a portfolio of the Federated Investment Series, Inc.) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000 and the year ended October 31, 2000, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented ending prior to October 31, 1999 were audited by other auditors whose report, dated December 21, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Bond Fund as of November 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

A Statement of Additional Information (SAI) dated January 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021

Federated is a registered mark of Federated Investors, Inc.
2002 © Federated Investors, Inc.

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Cusip 31420F400

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G01271-02-F (1/02)

[Logo of Federated]

Federated Bond Fund

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A Portfolio of Federated Investment Series, Inc.

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PROSPECTUS

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January 31, 2002

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What do Shares Cost?	9
How is the Fund Sold?	12
How to Purchase Shares	13
How to Redeem and Exchange Shares	15
Account and Share Information	18
Who Manages the Fund?	19
Financial Information	20
Independent Auditors' Report	43

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a diversified portfolio of investment grade fixed income securities. The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The Fund may invest up to 35% of its assets in fixed income securities rated below investment grade. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
  Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
  Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risks Associated with Non-Investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the Chart, the Fund's Class B Shares highest quarterly return was 4.18% (quarter ended June 30, 1997). Its lowest quarterly return was (1.91%) (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund's Class A, Class B and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar period ended December 31, 2001. The table shows the Fund's Class A, Class B and Class C Shares total returns averaged over a period of years relative to the Lehman Brothers Corporate Bond Index (LBCB), which is a broad-based market index, and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB), an average of funds with similar investment objectives. The LBCB is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch IBCA, Inc. Total returns for LBCB shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanage d, and it is not possible to invest directly in an index.

Calendar Period	Class A	Class B	Class C	LBCB	LCDBBB
1 Year	2.42%	1.03%	5.50%	10.40%	7.41%
5 Year	4.20%	4.05%	4.35%	7.22%	5.91%
Start of Performance[1]	5.17%	5.12%	5.12%	7.35%	6.39%

1 The start of performance dates for Class A, Class B and Class C shares was June 28, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B and Class C Shares.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%[3]	0.75%	0.75%
Shareholder Services Fee	0.25%[4]	0.25%	0.25%
Other Expenses	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.48%	1.98%[5]	1.98%
1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 2001.
Total Waivers of Fund Expenses	0.42%	0.12%	0.12%
Total Actual Annual Fund Operating Expenses (after waivers)	1.06%	1.86%	1.86%
2 The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.63% for the fiscal year ended November 30, 2001.
3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 2001.
4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after the voluntary waiver) was 0.20% for the fiscal year ended November 30, 2001.
5 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B and Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$594	$ 897	$1,222	$2,139
Expenses assuming no redemption	$594	$ 897	$1,222	$2,139
Class B:
Expenses assuming redemption	$751	$1,021	$1,268	$2,178
Expenses assuming no redemption	$201	$ 621	$1,068	$2,178
Class C:
Expenses assuming redemption	$301	$ 621	$1,068	$2,306
Expenses assuming no redemption	$201	$ 621	$1,068	$2,306

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What are the Fund's Investment Strategies?

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Under normal market conditions, the Fund invests primarily in a diversified portfolio of domestic investment grade debt securities, including corporate debt securities and U.S. government obligations. Investment grade debt securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organizations (NRSROs), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows this strategy section.

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The Adviser seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk and thus offers the greatest potential for return. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. treasury security with a comparable average life.) The security's projected spread is weighed against the spread the security can currently be purchased for, as well as the security's credit risk (in the case of corporate securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. The Adviser invests the Fund's portfolio, seeking the higher relative returns of corporate debt securities, when available, while attempting to limit the associated credit risks. The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that are less likely to default in the payment of principal and interest. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

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The Adviser may invest a portion of the Fund's assets in corporate debt securities of companies based outside the United States, to diversify the Fund's holdings and to gain exposure to the foreign market. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than those of United States companies.

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The Adviser may lengthen or shorten duration from time-to-time based on its interest rate outlook, but the Fund has no set duration parameters. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration, and if the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. growth;
  current and expected interest rates and inflation;
  the U.S. Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates, and assess relative risks and the impact of market interest rates on particular securities, will be successful.

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Because the Fund refers to fixed income investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Substantially all of the Fund's foreign securities are denominated in U.S. dollars.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

The Fund may invest in mortgage backed and high yield securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Investment Ratings

Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a NRSROs and may include, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a NRSRO or are unrated. When the Fund invests in fixed income securities some will be non- investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A Shares	$1,500/$100	4.50%	0.00%
Class B Shares	$1,500/$100	None	5.50%
Class C Shares	$1,500/$100	None	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

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3 See "Sales Charge When You Redeem."

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SALES CHARGE WHEN YOU PURCHASE

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Class A Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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If your investment qualifies for a reduction of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  by you, your spouse, and your children under age 21; or
  of the same share class of two or more Federated Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;
  by exchanging shares from the same share class of another Federated Fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or

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  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

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To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers four share classes: Class A, Class B, Class C and Class F Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A, Class B and Class C Shares. Each share class has different sales charges and other expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A, Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

  insure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund's Portfolio Manager since June 1992. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since June 1992. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights--Class A Shares

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(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

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	Year Ended 11/30/2001	Period Ended 11/30/2000 [1]	Year Ended October 31,
			2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$ 8.55	$ 8.65	$ 9.11	$ 9.82	$10.02	$ 9.72
Income from Investment Operations:
Net investment income	0.66	0.06	0.69	0.67	0.70	0.74
Net realized and unrealized gain (loss) on investments	0.19	(0.10)	(0.44)	(0.70)	(0.19)	0.26

TOTAL FROM INVESTMENT OPERATIONS	0.85	(0.04)	0.25	(0.03)	0.51	1.00

Less Distributions:
Distributions from net investment income	(0.68)	(0.06)	(0.71)	(0.68)	(0.71)	(0.70)

Net Asset Value, End of Period	$ 8.72	$ 8.55	$ 8.65	$ 9.11	$ 9.82	$10.02

Total Return[3]	10.24%	(0.46)%	2.81%	(0.35)%	5.14%	10.73%

Ratios to Average Net Assets:

Expenses	1.06%	1.05%[4]	1.05%	1.06%	1.05%	1.05%

Net investment income	7.51%	8.38%[4]	7.85%	7.07%	6.89%	7.30%

Expense waiver/reimbursement[5]	0.17%	0.21%[4]	0.18%	0.16%	0.15%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$232,594	$217,008	$216,101	$249,056	$210,768	$111,377

Portfolio turnover	31%	2%	27%	30%	20%	55%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

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	Year Ended 11/30/2001	Period Ended 11/30/2000 [1]	Year Ended October 31,
			2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02	$ 9.72
Income from Investment Operations:
Net investment income	0.60	0.05	0.63	0.60	0.61	0.64
Net realized and unrealized gain (loss) on investments	0.18	(0.09)	(0.45)	(0.70)	(0.18)	0.28

TOTAL FROM INVESTMENT OPERATIONS	0.78	(0.04)	0.18	(0.10)	0.43	0.92

Less Distributions:
Distributions from net investment income	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)	(0.62)

Net Asset Value, End of Period	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02

Total Return[3]	9.35%	(0.42)%	2.02%	(1.11)%	4.34%	9.86%

Ratios to Average Net Assets:

Expenses	1.86%	1.85%[4]	1.85%	1.86%	1.85%	1.85%

Net investment income	6.70%	7.56%[4]	7.05%	6.27%	6.09%	6.50%

Expense waiver/reimbursement[5]	0.12%	0.16%[4]	0.13%	0.11%	0.10%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$380,016	$286,738	$288,505	$345,034	$302,010	$191,600

Portfolio turnover	31%	2%	27%	30%	20%	55%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 42.

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	Year Ended 11/30/2001	Period Ended 11/30/2000	Year Ended October 31,
		[1]	2000	1999 [2]	1998	1997
Net Asset Value, Beginning of Period	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02	$ 9.72
Income from Investment Operations:
Net investment income	0.60	0.05	0.63	0.60	0.61	0.64
Net realized and unrealized gain (loss) on investments	0.18	(0.09)	(0.45)	(0.70)	(0.18)	0.28

TOTAL FROM INVESTMENT OPERATIONS	0.78	(0.04)	0.18	(0.10)	0.43	0.92

Less Distributions:
Distributions from net investment income	(0.61)	(0.05)	(0.64)	(0.61)	(0.62)	(0.62)

Net Asset Value, End of Period	$ 8.74	$ 8.57	$ 8.66	$ 9.12	$ 9.83	$10.02

Total Return[3]	9.33%	(0.42)%	2.02%	(1.11)%	4.35%	9.86%

Ratios to Average Net Assets:

Expenses	1.86%	1.85%[4]	1.85%	1.86%	1.85%	1.85%

Net investment income	6.70%	7.56%[4]	7.04%	6.27%	6.09%	6.50%

Expense waiver/reimbursement[5]	0.12%	0.16%[4]	0.13%	0.11%	0.10%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,973	$74,250	$75,821	$92,875	$76,645	$39,398

Portfolio turnover	31%	2%	27%	30%	20%	55%

1 The Fund has changed its fiscal year-end from October 31 to November 30.

2 Beginning with the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 2001

Principal Amount			Value
		CORPORATE BONDS--60.8%
		Aerospace & Defense--0.7%
$3,500,000		Boeing Capital Corp., 6.50%, 2/15/2012	$3,531,045
2,235,000		Lockheed Martin Corp., Note, 8.20%, 12/1/2009	2,540,234

		TOTAL	6,071,279

		Air Transportation--2.1%
241,303		Continental Airlines, Inc., Pass Thru Cert. (Series 1999-2C1), 7.73%, 3/15/2011	174,341
7,287,968		Continental Airlines, Inc., Pass Thru Cert. (Series 1997-4 B), 6.90%, 1/2/2017	6,555,964
4,000,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	3,180,000
1,000,000		Delta Air Lines, Inc., Pass Thru Cert., 7.57%, 11/18/2010	1,002,760
2,500,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	2,482,200
2,407,956		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	2,497,050
227,202		Northwest Airlines Corp., Pass Thru Cert., 7.575%, 9/1/2020	216,139
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	1,763,760
3,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,931,862

		TOTAL	20,804,076

		Automotive--0.7%
4,350,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	4,122,408
2,100,000		General Motors Corp., MTN, 9.45%, 11/1/2011	2,514,015

		TOTAL	6,636,423

		Banking--4.5%
4,750,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	4,784,960
3,500,000		Ahmanson (H.F.) & Co., Sub. Note, 7.875%, 9/1/2004	3,793,580
5,500,000		Capital One Bank, Sr. Note, 6.875%, 2/1/2006	5,470,245
6,175,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	6,159,093
2,750,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	3,087,122
5,740,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	5,857,440
215,000		NationsBank Corp., Sr. Note, 6.125%, 7/15/2004	225,931
11,000,000	[1]	Regional Diversified Funding, Sr. Note, 9.25%, 3/15/2030	11,419,837
3,800,000	[1]	Swedbank, Sub. Note, 7.50%, 11/29/2049	4,017,387
140,000		Toyota Motor Credit Corp., Note, 5.625%, 11/13/2003	146,184

		TOTAL	44,961,779

		Beverage & Tobacco--0.3%
2,535,000		Anheuser-Busch Cos., Inc., Note, 7.10%, 6/15/2007	2,693,057

Principal Amount			Value
		CORPORATE BONDS--continued
		Broadcast Radio & TV--1.5%
$4,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	$4,822,425
3,450,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,576,339
6,250,000	[1]	Grupo Televisa SA, 8.00%, 9/13/2011	6,265,250

		TOTAL	14,664,014

		Cable Television--3.0%
4,500,000		CF Cable TV, Inc., Sr. Note, 9.125%, 7/15/2007	5,096,430
11,290,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	12,851,633
3,500,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	3,687,110
8,250,000	[1]	Univision Communications, Inc., 7.85%, 7/15/2011	8,684,940

		TOTAL	30,320,113

		Chemicals & Plastics--0.4%
6,250,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	4,433,206

		Consumer Products--0.5%
4,650,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	5,050,318

		Ecological Services & Equipment--1.7%
600,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	612,174
7,750,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	7,983,585
8,210,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	8,603,670

		TOTAL	17,199,429

		Education--1.2%
11,075,000		Boston University, MTN, 7.625%, 7/15/2097	11,496,625

		Finance -- Automotive--0.2%
300,000		Ford Motor Credit Co., Note, 7.57%, 5/16/2005	301,053
1,900,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,880,316

		TOTAL	2,181,369

		Finance -- Retail--0.6%
180,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	177,703
5,750,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	6,008,003

		TOTAL	6,185,706

		Financial Intermediaries--3.0%
10,445,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	10,837,314
115,000		Bear Stearns Cos., Inc., Sr. Note, 6.15%, 3/2/2004	119,685
1,000,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	940,850
3,800,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	4,157,922
190,000		Goldman Sachs Group, Inc., Note (Series EMTN), 7.35%, 10/1/2009	204,717
185,000		Lehman Brothers Holdings, Inc., Note, 6.625%, 2/5/2006	193,741
2,425,000		Lehman Brothers Holdings, Inc., Note, 7.00%, 5/15/2003	2,545,134
7,000,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	7,463,470
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--continued
$425,000		Merrill Lynch & Co., Inc., Sr. Note, 7.15%, 7/30/2012	$435,523
3,260,389	[1]	World Financial, Pass Thru Cert. (Series 96 WFP-B), 6.91%, 9/1/2013	3,380,763

		TOTAL	30,279,119

		Financial Services--0.0%
115,000		Heller Financial, Inc., Note, 7.375%, 11/1/2009	127,974
215,000		Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	228,560

		TOTAL	356,534

		Food Products--0.1%
1,000,000		Kraft Foods, Inc., 5.625%, 11/1/2011	989,660

		Forest Products--1.2%
2,850,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	2,679,000
9,350,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	9,702,308

		TOTAL	12,381,308

		Health Care--1.3%
300,000		Columbia/HCA Healthcare Corp., Note, 6.87%, 9/15/2003	313,695
4,350,000		Guidant Corp., Note, 6.15%, 2/15/2006	4,426,168
3,000,000		Tenet Healthcare Corp., Sr. Sub. Note, 8.125%, 12/1/2008	3,278,250
4,750,000		UnitedHealth Group, Inc., Note, 7.50%, 11/15/2005	5,099,600

		TOTAL	13,117,713

		Industrial Products & Equipment--0.4%
3,600,000		Tyco International Group, 6.375%, 10/15/2011	3,639,852

		Insurance--5.0%
450,000		American General Corp., Note, 7.75%, 4/1/2005	488,560
6,750,000		CNA Financial Corp., Bond, 6.95%, 1/15/2018	5,038,672
5,364,000		Conseco, Inc., Sr. Sub. Note, 10.25%, 6/1/2002	4,318,020
2,950,000		Delphi Financial Group, Inc. (Series A), 9.31%, 3/25/2027	2,266,868
10,350,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	10,800,742
7,800,000	[1]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	8,011,770
25,000		Progressive Corp., OH, Unsecd. Note, 7.30%, 6/1/2006	26,980
200,000	[1]	Providian Cap I, Bank Guarantee, 9.525%, 2/1/2027	41,000
6,500,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	6,928,220
175,000		Royal & Sun Alliance Insurance Group PLC, Sub. Deb., 8.95%, 10/15/2029	183,335
525,000		Transamerica Corp., Note, 6.75%, 11/15/2006	552,247
1,000,000	[1]	USF&G Corp., 8.312%, 7/1/2046	1,030,020
5,750,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	5,846,542
3,950,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	4,021,811

		TOTAL	49,554,787

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--2.6%
$11,550,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	$12,121,494
10,250,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022	10,883,040
2,606,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	2,621,532
100,000		Time Warner, Inc., Company Guarantee, 6.625%, 5/15/2029	93,619

		TOTAL	25,719,685

		Metals & Mining--4.2%
9,600,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	10,266,720
11,000,000		Inco Ltd., Note, 9.60%, 6/15/2022	11,267,410
8,850,000	[1]	Normandy Finance Ltd., Company Guarantee, 7.50%, 7/15/2005	8,917,357
9,750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	8,643,326
2,550,000		Santa Fe Pacific Gold, Sr. Deb., 8.375%, 7/1/2005	2,637,082

		TOTAL	41,731,895

		Oil & Gas--5.0%
1,500,000		Conoco, Inc., 6.35%, 10/15/2011	1,526,850
4,200,000	[1]	EOG Company of Canada, Company Guarantee, 7.00%, 12/1/2011	4,211,130
3,150,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	3,100,829
450,000		Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016	454,545
10,850,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	11,220,202
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	213,503
1,500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	1,534,830
3,900,000		Pemex Project Funding Master Trust, Company Guarantee, 9.125%, 10/13/2010	4,171,440
220,000		Petro-Canada, Inc., Deb., 7.00%, 11/15/2028	214,267
8,750,000		Sun Co., Inc., Deb., 9.00%, 11/1/2024	10,057,513
2,500,000		Sun Co., Inc., Deb., 9.375%, 6/1/2016	2,791,500
2,500,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	2,667,650
1,750,000		Veritas DGC, Inc., Sr. Note, 9.75%, 10/15/2003	1,758,750
5,000,000	[1]	WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	5,146,400
5,000,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	775,000

		TOTAL	49,844,409

		Printing & Publishing--1.4%
4,850,000		News America Holdings, Inc., Deb., 7.90%, 12/1/2095	4,535,429
9,520,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	9,844,537

		TOTAL	14,379,966

		Rail Industry--0.7%
2,993,206		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	3,289,204
350,000		Canadian Pacific RR, 6.25%, 10/15/2011	346,363
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,209,913

		TOTAL	6,845,480

Principal Amount			Value
		CORPORATE BONDS--continued
		Real Estate--2.9%
$4,000,000		EOP Operating LP, Note, 7.375%, 11/15/2003	$4,246,720
185,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	188,058
8,250,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	8,800,358
3,250,000		SUSA Partnership, Note, 8.20%, 6/1/2017	3,239,113
5,300,000		SUSA Partnership, Deb., 7.50%, 12/1/2027	4,859,199
7,400,000		Sun Communities, Inc., MTN, 6.77%, 5/16/2005	7,520,250

		TOTAL	28,853,698

		Retailers--3.5%
5,790,000		CVS Corp., Note, 5.625%, 3/15/2006	5,840,257
2,150,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	2,368,290
3,500,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	3,644,655
5,065,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	6,158,331
1,650,000		Shopko Stores, Inc., Sr. Note, 8.50%, 3/15/2002	1,650,000
10,497,000		Shopko Stores, Inc., Sr. Note, 9.25%, 3/15/2022	6,980,505
5,340,000		TJX Cos., Inc., Note, 7.45%, 12/15/2009	5,552,532
3,150,000		Target Corp., 5.40%, 10/1/2008	3,141,149

		TOTAL	35,335,719

		Sovereign--0.9%
4,565,000		Colombia, Republic of, Note, 7.25%, 2/15/2003	4,701,950
145,000		Manitoba, Province of, Deb., 6.75%, 3/1/2003	152,104
3,500,000		Sweden, Kingdom of, Deb., 10.25%, 11/1/2015	4,490,675

		TOTAL	9,344,729

		Supranational--0.6%
5,350,000		Corporacion Andina De Fomento, Bond, 7.375%, 1/18/2011	5,548,324

		Technology Services--1.4%
3,750,000		Adaptec, Inc., Sub. Conv. Bond, 4.75%, 2/1/2004	3,485,138
4,437,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,268,394
6,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	6,180,000

		TOTAL	13,933,532

		Telecommunications & Cellular--5.0%
1,850,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	1,992,006
8,400,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	8,974,392
4,000,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	4,521,320
4,800,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	4,969,104
2,150,000		Intermedia Communications, Inc., Sr. Disc. Note (Series B), 12.25%, 3/1/2009	1,892,000
1,350,000		LCI International, Inc., Sr. Note, 7.25%, 6/15/2007	1,406,984
6,500,000		MetroNet Communications Corp., Sr. Note, 10.625%, 11/1/2008	4,696,250
1,300,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	937,625
Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--continued
$3,125,000		Qwest Capital Funding, Bond, 7.75%, 2/15/2031	$3,110,469
1,400,000		Telecom de Puerto Rico, Company Guarantee, 6.15%, 5/15/2002	1,419,040
7,690,000		Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006	7,880,020
7,750,000		WorldCom, Inc., Note, 7.50%, 5/15/2011	7,949,098

		TOTAL	49,748,308

		Utilities--4.2%
5,700,000		Arizona Public Service Co., 6.375%, 10/15/2011	5,642,601
55,000		Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/2007	60,337
250,000		CMS Energy Corp., Sr. Note, 8.375%, 7/1/2003	254,201
3,750,000	[1]	DPL, Inc., Note, 6.875%, 9/1/2011	3,752,775
7,650,000		Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	7,831,688
5,150,000		Enersis SA, Note, 7.40%, 12/1/2016	4,708,748
1,300,000		FirstEnergy Corp., 6.45%, 11/15/2011	1,282,814
4,700,000		FirstEnergy Corp., 7.375%, 11/15/2031	4,586,589
1,450,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	1,536,928
5,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	5,068,415
100,000		NRG Energy, Inc., Bond, 8.00%, 11/1/2003	103,426
2,000,000	[1]	PSEG Power LLC, Sr. Note, 7.75%, 4/15/2011	2,156,540
3,500,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	2,405,025
2,350,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	2,513,090

		TOTAL	41,903,177

		TOTAL CORPORATE BONDS (IDENTIFIED COST $614,624,754)	606,205,289

		GOVERNMENT AGENCIES--0.4%
531,446		Federal Home Loan Mortgage Corp., 6.00%, 4/1/2011 -- 4/1/2029	534,651
200,905		Federal Home Loan Mortgage Corp., 6.50%, 5/1/2029	203,794
836,885		Federal National Mortgage Association, 6.50%, 5/1/2013 -- 3/1/2029	852,376
480,171		Federal National Mortgage Association, 7.00%, 5/1/2028 -- 8/1/2028	495,344
958,348		Federal National Mortgage Association, 7.50%, 4/16/2007 - 4/1/2028	982,099
92,800		Federal National Mortgage Association, 9.00%, 6/1/2017	101,587
212,775		Government National Mortgage Association, 7.00%, 12/15/2023 - 8/15/2028	220,662
126,942		Government National Mortgage Association, 7.50%, 12/15/2027	132,654
203,937		Government National Mortgage Association, 8.00%, 12/15/2023	217,129
91,497		Government National Mortgage Association, 9.00%, 11/15/2017	100,590

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,763,479)	3,840,886

Principal Amount or Shares			Value
		MUNICIPAL SECURITIES--4.5%
$5,630,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds (Series 1997), 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	$5,901,760
3,000,000		Harvard University, MA, Revenue Bonds, 8.125% Bonds, 4/15/2007	3,442,170
6,050,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (FSA INS), 11/1/2018	6,447,546
3,090,000		McKeesport, PA, Taxable GO (Series 1997B), 7.30% Bonds (MBIA INS), 3/1/2020	3,210,108
3,000,000		Miami Fl, Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	3,060,960
4,940,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul, MN), 1/1/2022	5,182,900
4,675,000		Pittsburgh, PA, Urban Redevelopment Authority, 8.01% Bonds (Alcoa, Inc.), 6/1/2015	5,018,753
2,635,000		Pittsburgh, PA, Urban Redevelopment Authority, 9.07% Bonds (FSA INS), 9/1/2014	2,947,854
2,200,000		Southeastern, PA, Transportation Authority, (Series B), 8.75% Bonds (CGIC INS), 3/1/2020	2,446,136
4,200,000		St. Johns County, FL, Convention Center, Taxable Municipal Revenue Bonds, 8.00% (FSA INS), 1/1/2026	4,467,456
2,080,000		Tampa, FL, Sports Authority, 8.02% Bonds (MBIA INS), 10/1/2026	2,405,749

		TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST $42,593,157)	44,531,392

		PREFERRED STOCKS--2.7%
		Financial Intermediaries--1.3%
142,000		Citigroup, Inc., Cumulative Pfd., $3.18	6,993,500
130,000		Lehman Brothers Holdings, Inc., Pfd., $2.84	5,655,000

		TOTAL	12,648,500

		Real Estate--1.1%
8,000		Highwoods Properties, Inc., REIT Perpetual Pfd. Stock (Series A), 8.625%	6,967,504
80,000		Prologis Trust, Cumulative Pfd.	3,995,000

		TOTAL	10,962,504

		Telecommunications & Cellular--0.3%
1,315		Global Crossing Holdings Ltd., PIK Pfd., 10.50%	4,603
23,658		TCI Communications, Cumulative Pfd., $2.43	603,042
3,872		TCI Communications, Corp., Pfd.	96,606
110,000		TCI Communications, Corp., Pfd., $2.50	2,794,000

		TOTAL	3,498,251

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $27,731,243)	27,109,255

		ASSET-BACKED SECURITIES--2.2%
		Financial Intermediaries--0.5%
$1,000,000		Green Tree Financial Corp. 1992-2, Class B, 9.15%, 1/15/2018	957,697
3,850,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	3,947,338

		TOTAL	4,905,035

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--continued
		Structured Product (ABS)--1.6%
$8,281,849	[1]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$8,600,203
1,079,438	[1]	Merrill Lynch Mortgage Investors, Inc. 1998-FF3, Class BB, 5.50%, 11/20/2029	971,494
4,876,891	[1]	Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/26/2031	4,870,795
1,000,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	1,040,880

		TOTAL	15,483,372

		Whole Loan--0.1%
1,839,249	[1]	SMFC Trust Asset-Backed Certificates (Series 1997-A), Class 4, 7.207%, 1/20/2035	1,451,277

		TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $21,770,050)	21,839,684

		WARRANTS--0.0%
		Insurance--0.0%
10,585	[2]	Arcadia Financial Ltd., Warrants, 3/15/2007	106

		COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
$325,000		Morgan Stanley Capital, Inc., Class A3, 6.48%, 6/3/2030 (identified cost $329,321)	340,004

		U.S. TREASURY OBLIGATIONS--4.1%
500,000		United States Treasury Bond, 6.125%, 11/15/2027	541,085
22,000,000		United States Treasury Bond, 7.25%, 5/15/2016	26,011,480
160,000		United States Treasury Bond, 7.50%, 11/15/2016	193,642
135,000		United States Treasury Bond, 7.625%, 2/15/2025	171,092
130,000		United States Treasury Bond, 8.125%, 8/15/2019	168,016
9,300,200		United States Treasury Note, 3.50%, 1/15/2011	9,367,812
2,500,000		United States Treasury Note, 5.00%, 8/15/2011	2,549,125
2,000,000		United States Treasury Note, 5.75%, 11/15/2005	2,138,260

		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $42,357,463)	41,140,512

		MUTUAL FUNDS--23.3%
1,294,272		Prime Value Obligations Fund, Class IS	1,294,272
34,988,832		The High Yield Bond Portfolio	230,926,296

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $304,382,736)	232,220,568

		TOTAL INVESTMENTS (IDENTIFIED COST $1,057,552,203)[3]	$977,227,696

1 Denotes a restricted security which is subject to restrictions on resale under federal fecurities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2001, these securities amounted to $112,255,465 which represents 11.3% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $1,058,876,351. The net unrealized depreciation of investments on a federal tax basis amounts to $81,648,655 which is comprised of $20,925,348 appreciation and $102,574,003 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($997,370,976) at November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
EMTN	--European Medium Term Note
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
PIK	--Payment in Kind
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001

Assets:
Total investments in securities, at value (identified cost $1,057,552,203)		$977,227,696
Income receivable		13,682,131
Receivable for investments sold		11,722,123
Receivable for shares sold		3,114,137

TOTAL ASSETS		1,005,746,087

Liabilities:
Payable for investments purchased	$4,160,941
Payable for shares redeemed	1,321,069
Payable to bank	74,866
Income distribution payable	2,146,531
Accrued expenses	671,704

TOTAL LIABILITIES		8,375,111

Net assets for 114,131,564 shares outstanding		$997,370,976

Net Assets Consist of:
Paid in capital		$1,127,313,686
Net unrealized depreciation of investments		(80,324,507)
Accumulated net realized loss on investments		(44,461,674)
Distributions in excess of net investment income		(5,156,529)

TOTAL NET ASSETS		$997,370,976

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($232,594,158 ÷ 26,674,423 shares outstanding)		$8.72

Offering price per share (100/95.50 of $8.72)[1]		$9.13

Redemption proceeds per share		$8.72

Class B Shares:
Net asset value per share ($380,016,123 ÷ 43,475,576 shares outstanding)		$8.74

Offering price per share		$8.74

Redemption proceeds per share (94.50/100 of $8.74)[1]		$8.26

Class C Shares:
Net asset value per share ($82,973,177 ÷ 9,491,022 shares outstanding)		$8.74

Offering price per share		$8.74

Redemption proceeds per share (99.00/100 of $8.74)[1]		$8.65

Class F Shares:
Net asset value per share ($301,787,518 ÷ 34,490,543 shares outstanding)		$8.75

Offering price per share (100/99.00 of $8.75)[1]		$8.84

Redemption proceeds per share (99.00/100 of $8.75)[1]		$8.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2001

Investment Income:
Dividends			$25,002,280
Interest			56,971,641

TOTAL INCOME			81,973,921

Expenses:
Investment adviser fee		$7,184,335
Administrative personnel and services fee		721,225
Custodian fees		55,237
Transfer and dividend disbursing agent fees and expenses		930,493
Directors'/Trustees' fees		18,011
Auditing fees		10,653
Legal fees		5,993
Portfolio accounting fees		163,901
Distribution services fee--Class B Shares		2,514,148
Distribution services fee--Class C Shares		608,157
Shareholder services fee--Class A Shares		590,671
Shareholder services fee--Class B Shares		838,049
Shareholder services fee--Class C Shares		202,719
Shareholder services fee--Class F Shares		763,339
Share registration costs		82,096
Printing and postage		63,596
Insurance premiums		2,409
Taxes		101,318
Miscellaneous		12,702

TOTAL EXPENSES		14,869,052

Waivers and Reimbursement:
Waiver of investment adviser fee	$(1,166,200)
Waiver of shareholder services fee--Class A Shares	(118,134)
Waiver of shareholder services fee--Class F Shares	(61,067)
Reimbursement of investment adviser fee	(488)

TOTAL WAIVERS AND REIMBURSEMENT		(1,345,889)

Net expenses			13,523,163

Net investment income			68,450,758

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			980,532
Net change in unrealized depreciation of investments			17,692,857

Net realized and unrealized gain on investments			18,673,389

Change in net assets resulting from operations			$87,124,147

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2001	Period Ended 11/30/2000 [1]	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$68,450,758	$5,885,413	$72,088,925
Net realized gain (loss) on investments	980,532	(2,159,872)	(28,468,308)
Realized capital gain distribution from other investment companies	--	--	402,776
Net change in unrealized appreciation/depreciation of investments	17,692,857	(7,866,784)	(20,455,175)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	87,124,147	(4,141,243)	23,568,218

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(18,302,457)	(1,521,482)	(18,213,767)
Class B Shares	(23,337,891)	(1,795,990)	(22,081,917)
Class C Shares	(5,599,655)	(473,639)	(5,775,501)
Class F Shares	(23,547,144)	(2,141,588)	(26,909,843)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(70,787,147)	(5,932,699)	(72,981,028)

Share Transactions:
Proceeds from sale of shares	464,737,660	28,407,073	320,720,829
Proceeds from shares issued in connection with the tax-free acquisition of assets from the IAI Bond Fund	--	--	10,447,036
Net asset value of shares issued to shareholders in payment of distributions declared	43,839,577	3,661,881	44,170,678
Cost of shares redeemed	(412,160,338)	(31,616,386)	(494,554,846)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	96,416,899	452,568	(119,216,303)

Change in net assets	112,753,899	(9,621,374)	(168,629,113)
Net Assets:
Beginning of period	884,617,077	894,238,451	1,062,867,564

End of period	$997,370,976	$884,617,077	$894,238,451

1 The Fund has changed its fiscal year-end from October 31 to November 30.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001

ORGANIZATION

Federated Investment Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of one portfolio. The financial statements included herein are those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

On September 15, 2000, the Fund acquired all the net assets of Investment Advisers, Inc. (IAI) Bond Fund in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	IAI Bond Fund Net Assets Received	Unrealized Depreciation	[1]
1,181,791	$10,447,036	$(234,363)

Net Assets of the Fund Prior to Combination	Net Assets of IAI Bond Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$919,212,235	$10,447,036	$929,659,271

1 Unrealized depreciation is included in the IAI Bond Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sales price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission ("SEC"), the Fund may invest in Federated Core Trust (the "Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. The Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from the Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potentially inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund along with other affiliated investment companies, may utilize a joint account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on long-term debt securities effective December 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on long-term debt securities. The cumulative effect, although not yet fully determined, will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for expiration of capital loss carryforward. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid in Capital	Accumulated Net Realized Gain (Loss)
$(806,759)	$806,759

Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At November 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $43,137,527, which will reduce the Fund's taxable income arising from the future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$430,964
2003	106,973
2004	434,628
2006	9,429,209
2007	30,734,912
2008	2,000,841

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

Capital Stock

At November 30, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000

TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,517,068	$180,497,578	1,976,609	$17,045,994	18,306,261	$161,210,452
Shares issued in connection with the tax-free acquisition of assets from the IAI Bond Fund	--	--	--	--	1,181,791	10,447,036
Shares issued to shareholders in payment of distributions declared	1,545,489	13,518,716	135,983	1,163,993	1,515,367	13,378,512
Shares redeemed	(20,761,140)	(182,080,637)	(1,722,415)	(14,822,613)	(23,372,485)	(206,305,364)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,301,417	$11,935,657	390,177	$3,387,374	(2,369,066)	$(21,269,364)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,696,182	$138,273,768	596,831	$5,130,228	5,765,966	$51,337,390
Shares issued to shareholders in payment of distributions declared	1,508,998	13,224,952	121,126	1,038,067	1,466,995	12,991,283
Shares redeemed	(7,201,916)	(63,347,733)	(544,287)	(4,693,596)	(11,755,832)	(104,778,196)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	10,003,264	$88,150,987	173,670	$1,474,699	(4,522,871)	$(40,449,523)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,175,586	$45,537,956	279,401	$2,412,683	3,389,978	$30,054,090
Shares issued to shareholders in payment of distributions declared	403,748	3,540,715	35,151	301,245	435,766	3,861,043
Shares redeemed	(4,753,422)	(41,778,479)	(399,751)	(3,441,649)	(5,264,380)	(46,845,912)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	825,912	$7,300,192	(85,199)	$(727,721)	(1,438,636)	$(12,930,779)

	Year Ended 11/30/2001		Period Ended 11/30/2000[1]		Year Ended 10/31/2000
Class F Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,379,685	$100,428,358	443,227	$3,818,168	8,769,638	$78,118,897
Shares issued to shareholders in payment of distributions declared	1,545,747	13,555,194	135,032	1,158,576	1,573,921	13,939,840
Shares redeemed	(14,205,715)	(124,953,489)	(1,003,871)	(8,658,528)	(15,353,085)	(136,625,374)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,280,283)	$(10,969,937)	(425,612)	$(3,681,784)	(5,009,526)	$(44,566,637)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,850,310	$96,416,899	53,036	$452,568	(13,340,099)	$(119,216,303)

1 The Fund has changed its fiscal year-end from October 31 to November 30.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an exemptive order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

Class A Shares did not incur a distribution services fee for the year ended November 30, 2001.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended November 30, 2001, were as follows:

Purchases	$285,960,093
Sales	$234,962,799

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2001, were as follows:

Purchases	$90,418,706
Sales	$54,202,529

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2001, the Fund did not designate any long-term capital gain dividends.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF FEDERATED INVESTMENT SERIES FUNDS, INC. AND SHAREHOLDERS OF FEDERATED BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Bond Fund (the "Fund") (a portfolio of the Federated Investment Series, Inc.) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2001 and 2000 and the year ended October 31, 2000 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to October 31, 1999 were audited by other auditors whose report, dated December 21, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Bond Fund as of November 30, 2001, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 9, 2002

A Statement of Additional Information (SAI) dated January 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07021

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301


G01271-01 (1/02)


Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION


January 31, 2002


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Bond Fund (Fund), dated January 31, 2002.


This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

[Logo of Federated]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

2041304B (1/02)

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

CONTENTS

How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	10
How is the Fund Sold?	11
Exchanging Securities for Shares	12
Subaccounting Services	12
Redemption in Kind	12
Account and Share Information	12
Tax Information	12
Who Manages and Provides Services to the Fund?	13
How does the Fund Measure Performance?	16
Who is Federated Investors, Inc.?	18
Financial Information	19
Investment Ratings	19
Addresses	21

How is the Fund Organized?


The Fund is a diversified portfolio of Federated Investment Series Funds, Inc. (Corporation). The Corporation is an open-end, management investment company that was established under the laws of the State of Maryland on May 19, 1992. The Corporation may offer separate series of shares representing interests in separate portfolios of securities. On May 20, 1994, Class A and Class C Shares were added to the Fund. On May 19, 1995, Class B Shares were added to the Fund. On June 27, 1995, shareholders approved the name of the Fund to be changed to Federated Bond Fund. On June 2, 1996, the name of the Fund's "Fortress Shares" class was changed to "Class F Shares".


The Board of Directors (the Board) has established four classes of shares of the Fund, known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares (Shares). This SAI relates to all classes of Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities. As a matter of operating policy, the lowest rated municipal debt obligations in which the Fund will invest will be rated BBB or better by an NRSRO, or which are of comparable quality in the judgment of the Fund's Adviser.

Mortgage Backed Securities

The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. All CMOs purchased by the Fund are investment grade, as rated by an NRSRO.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES AND RESIDUAL CLASSES

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks. The total acceptances of any bank held by the Fund cannot exceed 0.25% of such bank's total deposits according to the bank's last published statement of condition preceding the date of acceptance.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. Generally, less than 10% of the value of the Fund's total assets will be invested in equity securities. The Adviser may choose to exceed this 10% limitation if unusual market conditions suggest such investments represent a better opportunity to reach the Fund's investment objective. The following describes the types of equity securities in which the Fund invests.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

The Fund does not limit convertible securities by rating, and there is no minimal acceptance rating for a convertible security to be purchased or held in the Fund. Therefore, the Fund invests in convertible securities irrespective of their ratings. This could result in the Fund purchasing and holding, without limit, convertible securities rated below investment grade by an NRSRO.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

The Fund reserves the right to invest up to 25% of its total assets in fixed income securities of foreign governmental units located within an individual foreign nation.

Hedging

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts. The Fund may buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may buy put options on financial futures contracts (including index futures) and portfolio securities and listed put options on futures in anticipation of a decrease in the value of the underlying asset.

The Fund may also write call options on futures contracts and portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

The Fund will only purchase puts on financial futures contracts which are traded on a nationally recognized exchange. The call options which the Fund writes and sells must be listed on a recognized options exchange. Although the Fund reserves the right to write covered call options on its entire portfolio, it will not write such options on more than 25% of its total assets unless a higher limit is authorized by its Directors.

SWAPS

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

HYBRID INSTRUMENTS

Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particula r hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and Bank Loan Rate.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

FIXED INCOME SECURITIES INVESTMENT RISKS

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Noninvestment Grade Securities

  Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Leverage Risks

  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The investment objective may not be changed by the Fund's Directors without shareholder approval.

INVESTMENT LIMITATIONS

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or would own more than 10% of the outstanding voting securities of that issuer.

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Issuing Senior Securities And Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Act of 1940 (1940 Act).

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interest therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Illiquid Securities

The Fund will not invest more than 15% of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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In applying the concentration restriction, (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deem ed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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Investment Ratings

Investment grade securities include fixed income securities rated AAA, the highest rating category, through BBB by a Nationally Recognized Rating Service (Rating Service) or, if unrated, those securities determined to be of equivalent quality by the Adviser. Non-investment grade fixed income securities are rated BB or below by a Rating Service or unrated. When the Fund invests in fixed income securities some will be non-investment grade at the time of purchase. Unrated securities will be determined by the Adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB or below by Standard and Poor's or Baa by Moody's Investor Service have speculative characteristics.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts

Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases

If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

You can combine concurrent purchases of the same share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent--Class A Shares and Class F Shares

You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

  the Directors, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;
  any associated person of an investment dealer who has a sales agreement with the Distributor; and
  trusts, pension or profit-sharing plans for these individuals.

Federated Life Members

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

  through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or
  as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;
  of Shares held by the Directors, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

Class B Shares Only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program;

Class F Shares Only

  representing a total or partial distribution from a qualified plan. A total or partial distribution does not include an account transfer, rollover or other redemption made for purposes of reinvestment. A qualified plan does not include an Individual Retirement Account, Keogh Plan, or a custodial account, following retirement.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.

RULE 12B-1 PLAN (CLASS A, B, AND C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third parties who have advanced commissions to investment professionals.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:

  an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C Shares.
  an amount on the NAV of Class F Shares purchased as follows: up to 1% on purchases below $2 million; 0.50% on purchases from $2 million but below $5 million; and 0.25% on purchases of $5 million or more.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A and Class F Shares that its customer has not redeemed over the first year.

Class A Shares

Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:

Amount	Advance Payments as a Percentage of Public Offering Price
First $1 - $5 million	0.75%
Next $5 - $20 million	0.50%
Over $20 million	0.25%

For accounts with assets over $1 million, the dealers advance payments reset annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.

Class F Shares

Investment professionals purchasing Class F Shares for their customers are eligible to receive an advance payment from the distributor of 0.25% of the purchase price.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote.

All Shares of the Corporation have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Corporation's outstanding shares of all series entitled to vote.

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As of January 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland Hts., MO, owned approximately 5,044,736 shares (19.09%); MLPF&S, Jacksonville, FL, owned approximately 5,136,762 shares (19.43%) and PITCO, Milwaukee, WI, owned approximately 1,335,079 shares (5.05%).

As of January 2, 2002, the following shareholder owned of record, beneficially, or both, 5% or more of outstanding Class B Shares: MLPF&S, Jacksonville, FL, owned approximately 3,297,887 shares (7.51%).

As of January 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland Hts., MO, owned approximately 627,127 shares (6.79%) and MLPF&S, Jacksonville, FL, owned approximately 2,841,012 shares (30.75%).

As of January 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class F Shares: Parsch & Co., Lapeer, MI, owned approximately 1,791,596 shares (5.46%); MLPF&S, Jacksonville, FL, owned approximately 2,637,816 shares (8.04%) and Nationwide QPVA, Columbus, OH, owned approximately 9,694,609 shares (29.55%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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Tax Information

FEDERAL INCOME TAX

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The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

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The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

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Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

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If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

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If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

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Who Manages and Provides Services to the Fund?

BOARD OF DIRECTORS

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The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Corporation, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Director from the Corporation for its most recent fiscal year, if applicable, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Corporation comprises one fund and the Federated Fund Complex comprises 44 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of January 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C, and F Shares.

Name Birth Date Address Position With Corporation	Principal Occupations for Past Five Years	Aggregate Compensation From Corporation	Total Compensation From Corporation and Fund Complex
John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND DIRECTOR	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Corporation and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); Director, Member of Executive Committee, University of Pittsburgh, formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management).	$1,692.49	$128,476.77 for the Corporation and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,692.49	$128,476.77 for the Corporation and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide); formerly: Partner, Andersen Worldwide SC.	$1,692.49	$128,476.77 for the Corporation and 43 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,538.41	$116,780.01 for the Corporation and 43 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,538.41	$116,780.01 for the Corporation and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,538.41	$116,780.01 for the Corporation and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR	Director or Trustee of some of the Federated Fund Complex; Management Consultant. Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Executive Vice President, DVC Group, Inc.; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,692.49	$128,476.77 for the Corporation and 43 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Chancellor, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,681.35	$127,719.00 for the Corporation and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$1,538.41	$116,780.02 for the Corporation and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1,538.41	$116,780.01 for the Corporation and 43 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT AND DIRECTOR

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Corporation and 43 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Corporation and 37 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Corporation and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Corporation and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Corporation and 36 other investment companies in the Fund Complex

William D. Dawson, III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Registered Representative, Federated Securities Corp.; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Corporation and 25 other investment companies in the Fund Complex

Joseph M. Balestrino Birth Date: November 3, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT

Joseph M. Balestrino has been the Fund's Portfolio Manager since June 1992. He is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

		$0	$0 for the Corporation and 3 other investment companies in the Fund Complex

* An asterisk denotes a Trustee/Director who is deemed to be an interested person as defined in the 1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, President and Director of the Corporation.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Corporation or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

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The independent public accountants for the Fund, Deloitte and Touche LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended November 30[1]	2001	2000	[1]
Advisory Fee Earned	$7,184,335	$549,782
Advisory Fee Reduction	1,166,200	115,747
Advisory Fee Reimbursement	488	22
Administrative Fee	721,225	55,198
12b-1 Fee:
Class B Shares	2,514,148	--
Class C Shares	608,157	--
Shareholder Services Fee:
Class A Shares	472,537	--
Class B Shares	838,049	--
Class C Shares	202,719	--
Class F Shares	702,272	--

1 The Fund has changed its fiscal year end from October 31, to November 30.

For the Year Ended October 31	2000	1999
Advisory Fee Earned	$7,199,714	$8,043,846
Advisory Fee Reduction	1,226,291	1,188,200
Advisory Fee Reimbursement	247	--
Administrative Fee	722,953	808,675
12b-1 Fee:
Class B Shares	--	--
Class C Shares	--	--
Shareholder Services Fee:
Class A Shares	--	--
Class B Shares	--	--
Class C Shares	--	--
Class F Shares	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

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How does the fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten-year or Start of Performance periods ended November 30, 2001.

Yield is given for the 30-day period ended November 30, 2001.

Share Class	30-Day Period	1 Year	5 Years	10 Years	Start of Performance on 6/28/1995
Class A :
Total Return	N/A	5.32%	4.07%	N/A	5.30%
Yield	6.90%	N/A	N/A	N/A	N/A
Class B:
Total Return	N/A	3.85%	3.94%	N/A	5.25%
Yield	6.41%	N/A	N/A	N/A	N/A
Class C:
Total Return	N/A	8.33%	4.24%	N/A	5.25%
Yield	6.40%	N/A	N/A	N/A	N/A
Class F:
Total Return	N/A	8.17%	4.85%	7.87%	N/A
Yield	7.12%	N/A	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers High Yield Index

Covers the universe of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moody's Investors Service, including defaulted issues. If no Moody's rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch, IBCA, Inc. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Lehman Brothers Government/Corporate (Total) Index

Comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

Salomon Brothers Aaa-Aa Corporate Index

Salomon Brothers Aaa-Aa Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

Merrill Lynch Corporate & Government Master Index

Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service. Only notes and bonds with a minimum maturity of one year are included.

Merrill Lynch Corporate Master Index

An unmanaged index comprised of approximately 4,256 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with minimum maturity of one year are included.

Lehman Brothers Corporate Bond Index

The Lehman Brothers Corporate Bond Index is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, BBB by Standard and Poor's Ratings Group or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch, IBCA, Inc.

Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed Mutual Funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Financial Information

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The Financial Statements for the Fund for the fiscal year ended November 30, 2001 are incorporated herein by reference to the Annual Report to Shareholders of Federated Bond Fund dated November 30, 2001.

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Investment Ratings

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE LONG-TERM BOND RATING DEFINITIONS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  Leading market positions in well-established industries;
  High rates of return on funds employed;
  Conservative capitalization structure with moderate reliance on debt and ample asset protection;
  Broad margins in earning coverage of fixed financial charges and high internal cash generation; and
  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Addresses

FEDERATED BOND FUND

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Public Accountant

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

[Logo of Federated]

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the Period Ended November 30, 2001

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

The past fiscal year ended November 30, 2001 was very positive for high quality fixed income securities. The year was essentially characterized by a significantly slower economic environment, which was accompanied by the Federal Reserve Board (Fed) cutting the federal funds target rate on ten separate occasions. In this marketplace, equity markets continued to deteriorate in price and investor cash flows generally moved from stocks to bonds and money market instruments.

Within the various bond market sectors, investment grade corporate bonds provided the highest returns as investors sought out the higher yielding securities to offset the dramatic yield declines in short money market securities. Following the performance of high quality corporate bonds were U.S. agencies, mortgage-backed and Treasury securities.

The terrorist events of September 11th created massive volatility among the bond sectors, but for only a short time period, as investors initially demanded pure U.S. Treasury securities in typical safe haven fashion. By the time the fiscal year was coming to an end in November, corporate bonds were again in large demand outperforming treasury securities.

Given the events over the past year, the fund was in a position to benefit from both a falling interest rate environment and the strong performance of investment grade corporate bonds. Serving as somewhat of an offsetting force was the fund's minority allocation to the high yield bond sector. While the high yield sector generated a positive return, it was significantly less than the overall high quality bond market. As points of reference, the Lehman High Yield1 and Lehman Aggregate Bond2 Indexes generated 7.75% and 11.16% returns, respectively, over the fiscal year. Federated Bond Fund's Class F Shares at net asset value delivered a 10.30% return essentially matching the 10.31% of the Lipper Corporate Debt Funds BBB Rated Average category.

1Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100 million, and at least 1 year to maturity.

2 Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, (i.e., less any applicable charges) for Class A, Class B, Class C and Class F Shares were 5.32%, 3.85%, 8.33% and 8.17%, respectively.

With the very significantly stimulative action generated by the long series of Fed interest rate cuts, along with federal income tax reductions and increased government spending, the domestic economy could be in a position to bottom-out and begin a new growth cycle at some point in 2002. Should the marketplace start to anticipate an economic bottom, corporate bonds, and particularly high yield bonds, could benefit. As such, the fund gradually increased its allocation to the high yield sector as the fiscal year was coming to a close, which could serve to maintain a high relative income flow and potential price appreciation in a stronger growth environment.

CLASS A SHARES

Growth of a $10,000 Investment as of November 30, 2001

Average Annual Total Return[1] for the Period Ended 11/30/2001
1 Year	5.32%
5 Years	4.07%
Start of Performance (6/28/1995)	5.30%

The graph above illustrates the hypothetical investment of $10,0002 in the Federated Bond Fund (Class A Shares) (the "Fund'') from June 28, 1995 (start of performance) to November 30, 2001, compared to the Lehman Brothers Corporate Bond Index (LBCB)3 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).4

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total returns quoted reflects all applicable sales charges.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

3 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. This index is unmanaged.

4 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

CLASS B SHARES

Growth of a $10,000 Investment as of November 30, 2001

Average Annual Total Return
1 Year	3.85%
5 Years	3.94%
Start of Performance (6/28/1995)	5.25%

The graph above illustrates the hypothetical investment of $10,0002 in the Federated Bond Fund (Class B Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2001, compared to the Lehman Brothers Corporate Bond Index (LBCB)3 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).4

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

2 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge or any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

3 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

4 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

CLASS C SHARES

Growth of a $10,000 Investment as of November 30, 2001

Average Annual Total Return
1 Year	8.33%
5 Years	4.24%
Start of Performance (6/28/1995)	5.25%

The graph above illustrates the hypothetical investment of $10,0002 in the Federated Bond Fund (Class C Shares) (the "Fund") from June 28, 1995 (start of performance) to November 30, 2001, compared to the Lehman Brothers Corporate Bond Index (LBCB)3 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).4

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total returns quoted reflects all applicable sales charges and contingent deferred sales charges.

2 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

3 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

4 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

CLASS F SHARES

Growth of a $10,000 Investment as of November 30, 2001

Average Annual Total Return[1] for the Period Ended 11/30/2001
1 Year	8.17%
5 Years	4.85%
10 Years	7.87%
Start of Performance (5/20/1987)	8.26%

The graph above illustrates the hypothetical investment of $10,0002 in the Federated Bond Fund (Class F Shares) (the "Fund") from October 31, 1991 to November 30, 2001 compared to the Lehman Brothers Corporate Bond Index (LBCB)3 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).4

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCB and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

3 The LBCB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

4 The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

[Logo of Federated]

Federated Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420F103
Cusip 31420F202
Cusip 31420F301
Cusip 31420F400

G01452-02 (1/02)

Federated is a registered mark of Federated Investors, Inc.
2001 © Federated Investors, Inc.

PART C.  OTHER INFORMATION.

Item 23.
              (a) Copy of Articles of Incorporation of the Registrant; (1)
                  (i)  Conformed copy of Articles Supplementary, dated
                       July 1, 1993; (12)
                  (ii) Conformed copy of Articles Supplementary, dated
                       May 20, 1994; (12)
                  (iii)Conformed copy of Articles Supplementary, dated
                        May 18, 1995; (12)
                  (iv) Conformed copy of Articles of Amendment, dated
                       March 29, 1996; (12)
                  (v)  Conformed copy of Articles Supplementary, dated
                        November 15, 1996; (12)
                  (vi) Conformed copy of Certificate of Correction,
                       dated February 28, 1997; (12)
                  (vii)Conformed copy of Certificate of Correction,
                       dated February 28, 1997; (12)
              (b) Copy of By-Laws of the Registrant; (1)
                  (i)  Copy of Amendment No.1 to the By-Laws of   Registrant; (11)
                  (ii) Copy of Amendment No.2 to the By-Laws of   Registrant; (11)
                  (iii)Copy of Amendment No.3 to the By-Laws of   Registrant; (11)
              (c) (i)  Copies of Specimen Certificates for Shares of Capital
                       Stock of Federated Bond Fund; (5)
                  (ii) Copy of Specimen Certificate for Shares of Common Stock
                       of Class F Shares of Federated Bond Fund; (7)
              (d) Conformed copy of Investment Advisory Contract  of the
                  Registrant; (3)
              (e) (i)Copy of Distributor's Contract of Registrant; (2)
                           (a)  Conformed copy of Exhibits C and D to
                                Distributor's Contract; (4)
                           (b)  Conformed copy of Exhibits E, F, and G to
                                Distributor's Contract; (5)
                  (ii)Conformed copy of Distributor's Contract (Class B
                      Shares) including Exhibit 1 and Schedule A; (10)

 +   All exhibits have been filed electronically via EDGAR.

(1)  Response is incorporated by reference to Registrant's Initial Registration
     Statement on Form N-1A filed August 21, 1992.  (File No. 33-48847)
 (5) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)
(7)  Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 11 on Form N-1A filed February 18, 1997 (File No. 33-48847)
(10) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 15 on Form N-1A filed December 31, 1997 (File No. 33-48847)
(11) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 16 on Form N-1A filed October 30, 1998 (File No. 33-48847)
(12) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 18 on Form N-1A filed October 29, 1999 (File No. 33-48847)

                  (iii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                  Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds
                  Service Agreement from Item 24(b)(6) of the Cash Trust Series
                  II Registration Statement on Form N-1A, filed with the
                  Commission on July 24, 1995. (File Nos. 33-38550 and
                  811-6269);
              (f) Not applicable;
              (g)  (i)  Conformed copy of Custodian Agreement of the
                  Registrant;(3)
                  (ii)  Conformed copy of State Street Domestic Custody
                  Fee Schedule; (9)
              (h) (i)   Conformed copy of Principal Shareholder Servicer's
                        Agreement (Class B Shares) including Exhibit 1 and
                        Schedule A; (10)
                  (ii)  Conformed copy of Shareholder Services Agreement (Class
                        B Shares) including Exhibit 1 and Schedule A; (10)
                  (iii) Amended and Restated Agreement for Fund Accounting
                        Services, Administrative Services, Transfer Agency
                        Services, and Custody Services Procurement; (11)
                  (iv)  The Registrant hereby incorporates by reference the
                        conformed copy of the Shareholder Services Sub-Contract
                        between Fidelity and Federated Shareholder Services
                        from Item 24(b)(9)(iii) of the Federated GNMA Trust
                        Registration Statement on Form N-1A, filed with the
                        Commission on March 25, 1996 (File Nos. 2-75670 and
                        811-3375);
                  (v)   Conformed copy of Second Amended and Restated
                        Shareholder Services Agreement; (+)
                  (vi)  The responses described in Item 24(b)(6)(ii) are hereby incorporated by reference;
              (i) Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
              (j) Conformed copy of Consent of Independent Auditors; (13)
              (k) Not applicable;
              (l) Not applicable;
              (m) (i)   Copy of Distribution Plan; (2)
                  (ii)  Conformed Copy of Exhibits B and C to Distribution
                        Plan; (4)
                  (iii) Conformed Copy of Exhibits D, E, and F to Distribution
                        Plan; (5)
                  (iv)  Conformed copy of Exhibit 1 to the 12b-1 Distribution
                        Plan (Class B Shares) of the Registrant; (10)
                  (v)   The responses described in Item 24(b)(6)(ii) are hereby
                        incorporated by reference;

 +   All exhibits have been filed electronically via EDGAR.

(2)  Response is incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)
 (4) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 5 on Form N-1A filed December 23, 1994 (File No. 33-48847)
(5)  Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed July 27, 1995 (File No. 33-48847)
(9)  Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 13 on Form N-1A filed October 24, 1997 (File No. 33-48847)
10)   Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 15 on Form N-1A filed December 31, 1997 (File No.
   33-48847)
11)         Response is incorporated by reference to Registrant's Post-
   Effective Amendment No. 16 on Form N-1A filed October 30, 1998       (File
   No. 33-48847)
13)   Response is incorporated by reference to Registrant's Post- Effective
Amendment No. 20 on Form N-1A filed January 26, 2001  (File No. 33-48847)

              (n) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World
                  Investment Series, Inc. Registration Statement on Form N-1A,
                  filed with the Commission on January 26, 1996. (File Nos.
                  33-52149 and 811-07141);
              (o) (i)   Conformed Copy of Power of Attorney; (12)
                  (ii)  Conformed Copy of Power of Attorney of Chief
Investment Officer of the Registrant (12)
                  (iii) Conformed Copy of Power of Attorney of Trustee
                         John F. Cunningham; (12)
                  (iv)  Conformed Copy of Power of Attorney of Trustee
                         Charles F. Mansfield, Jr.; (12)
                  (v)   Conformed Copy of Power of Attorney of Trustee
                        John S. Walsh. (12)
              (p) The Registrant hereby incorporates the conformed copy of the
                  Code of Ethics for Access Persons from Item 23(p) of the
                  Federated Managed Allocation Portfolios  Registration
                  Statement on Form N-1A filed with the Commission on January
                  25, 2001. (File Nos. 33-51247 and 811-7129).
Item 24. Persons Controlled by or Under Common Control with Fund:
         -------------------------------------------------------

         None

Item 25. Indemnification:  (1)
         ---------------

 +   All exhibits have been filed electronically via EDGAR.
(1)   Response is incorporated by reference to Registrant's Pre-Effective
      Amendment No. 1 on Form N-1A filed September 8, 1992. (File No. 33-48847)
(12) Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 18 on Form N-1A filed October 29, 1999 (File No. 33-48847)

Item 26. Business and Other Connections of Investment Adviser:

       For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration
       Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer,
       Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
       15222-3779 and Mark D. Olson (a principal of the firm  Mark D. Olson &
       Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301
       Little Falls Center Two, 2751 Centerville Road, Wilmington, DE  19808.

       The remaining Officers of the investment adviser are:

       Executive Vice Presidents:            William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

       Senior Vice Presidents:               Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-alus
                                             Thomas M. Franks
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             David Burns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             John T. Gentry
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones &
Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund,
Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated
Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.;
Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated
Income Trust; Federated Index Trust; Federated Institutional Trust; Federated
Insurance Series; Federated International Series, Inc.; Federated Investment
Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.;
Federated Municipal Securities Income Trust; Federated Short-Term Municipal
Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated
Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S.
Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall
Funds; Money Market Obligations Trust; Regions Morgan Keegan Select Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia
Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          [President]

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

      Treasurer:              Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28. Location of Accounts and Records:
         --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779
                                       (Notices should be sent to the Agent for
                                       Service at above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

Federated Shareholder Services Company P.O. Box 8600
("Transfer Agent and Dividend          Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Investment Management        Federated Investors Tower
   Company                             1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA  15222-3779

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                          Boston, MA 02266-8600

Item 29. Management Services:  Not applicable.
         -------------------

Item 30. Undertakings:
         ------------

         Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, INVESTMENT SERIES FUNDS,
INC., certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the
23rd day January, 2002.

                         INVESTMENT SERIES FUNDS, INC.

                          BY: /s/ G. Andrew Bonnewell
                          G. Andrew Bonnewell, Assistant Secretary
                          Attorney in Fact for John F. Donahue
                          January 23, 2002

      Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                   DATE

By: /s/ G. Andrew Bonnewell
    G. Andrew Bonnewell          Attorney In Fact     January 23, 2002
    ASSISTANT SECRETARY          For the Persons
                                 Listed Below

      NAME                       TITLE

John F. Donahue*                 Chairman and Director
                                 (Chief Executive Officer)

J. Christopher Donahue*          President and Director

Richard J. Thomas*               Treasurer
                                 (Principal Financial and
                                 Accounting Officer)

William D. Dawson, III*          Chief Investment Officer

Thomas G. Bigley*                Director

John T. Conroy, Jr.*             Director

Nicholas P. Constantakis*        Director

John F. Cunningham*              Director

Lawrence D. Ellis, M.D.*         Director

Peter E. Madden*                 Director

Charles F. Mansfield, Jr.*       Director

John E. Murray, Jr.*             Director

Marjorie P. Smuts*               Director

John S. Walsh*                   Director

*By Power of Attorney